PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment

As at	December 31, 2018			December 31, 2017
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$7,090.5	$(89.7)	$7,000.8	$2,245.4	$(226.1)	2,019.3
Midstream	3,178.2	(845.7)	2,332.5	2,801.4	(636.3)	$2,165.1
Power	4,633.9	(1,858.3)	2,775.6	2,874.8	(392.3)	2,482.5
Corporate	49.4	(39.1)	10.3	65.9	(37.7)	28.2
Reclassified to assets held for sale (note 5)	(2,999.3)	1,809.7	(1,189.6)	(16.7)	11.4	(5.3)
	$11,952.7	$(1,023.1)	$10,929.6	$7,970.8	$(1,281.0)	$6,689.8